Quarterly Holdings Report
for
Fidelity® Sustainable Emerging Markets Equity Fund
July 31, 2026
MAR-NPRT3-0926
1.9904435.104
Common Stocks - 95.1%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	2,328	184,657
BRAZIL - 4.4%
Consumer Discretionary - 1.2%
Household Durables - 0.4%
Cury Construtora e Incorporadora SA	30,947	183,698
Specialty Retail - 0.8%
Vibra Energia SA	44,023	313,076
TOTAL CONSUMER DISCRETIONARY		496,774
Financials - 1.7%
Banks - 1.5%
Itau Unibanco Holding SA	35,707	302,116
NU Holdings Ltd/Cayman Islands Class A (a)	21,972	314,859
		616,975
Capital Markets - 0.2%
Banco BTG Pactual SA unit	8,251	92,453
TOTAL FINANCIALS		709,428
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	15,833	117,471
Materials - 0.1%
Metals & Mining - 0.1%
Gerdau SA ADR	17,381	86,210
Utilities - 1.1%
Electric Utilities - 0.2%
Axia Energia SA	8,078	84,172
Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,109	241,031
Cia de Saneamento de Minas Gerais Copasa MG	11,058	139,982
		381,013
TOTAL UTILITIES		465,185
TOTAL BRAZIL		1,875,068
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	1,704	83,939
CHINA - 27.1%
Communication Services - 5.0%
Entertainment - 0.9%
Netease Inc	3,418	90,940
Netease Inc ADR	2,367	315,450
		406,390
Interactive Media & Services - 4.1%
Baidu Inc A Shares (a)	3,755	52,017
Tencent Holdings Ltd	27,449	1,677,216
		1,729,233
TOTAL COMMUNICATION SERVICES		2,135,623
Consumer Discretionary - 7.2%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	70,899	120,239
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	11,081	63,020
		183,259
Automobiles - 0.6%
BYD Co Ltd H Shares	22,797	272,534
Broadline Retail - 4.5%
Alibaba Group Holding Ltd	88,039	1,341,134
Alibaba Group Holding Ltd ADR	480	58,680
JD.com Inc A Shares	6,451	106,119
JD.com Inc ADR	4,898	161,683
PDD Holdings Inc Class A ADR (a)	2,481	219,717
		1,887,333
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	12,219	71,655
Hotels, Restaurants & Leisure - 1.5%
H World Group Ltd ADR	1,520	64,889
Luckin Coffee Inc ADR (a)	3,338	116,830
Meituan B Shares (a)(b)(c)	19,269	227,499
Trip.com Group Ltd ADR (a)	1,626	76,438
Yum China Holdings Inc	2,592	124,883
		610,539
TOTAL CONSUMER DISCRETIONARY		3,025,320
Consumer Staples - 0.5%
Beverages - 0.4%
Kweichow Moutai Co Ltd A Shares (China)	775	154,873
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares	6,899	51,682
TOTAL CONSUMER STAPLES		206,555
Financials - 5.2%
Banks - 2.9%
China Construction Bank Corp H Shares	778,087	913,027
China Merchants Bank Co Ltd H Shares	22,558	146,410
Industrial & Commercial Bank of China Ltd H Shares	167,593	160,490
		1,219,927
Insurance - 2.3%
China Life Insurance Co Ltd H Shares	73,244	272,713
China Pacific Insurance Group Co Ltd H Shares	12,503	48,721
PICC Property & Casualty Co Ltd H Shares	129,113	270,001
Ping An Insurance Group Co of China Ltd H Shares	53,215	397,557
		988,992
TOTAL FINANCIALS		2,208,919
Health Care - 2.2%
Biotechnology - 0.2%
Innovent Biologics Inc (a)(b)(c)	8,475	93,694
Life Sciences Tools & Services - 1.1%
Wuxi Apptec Co Ltd H Shares (b)(c)	22,741	465,990
Pharmaceuticals - 0.9%
Consun Pharmaceutical Group Ltd	73,191	127,765
Hansoh Pharmaceutical Group Co Ltd (b)(c)	48,591	199,385
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	9,130	66,475
		393,625
TOTAL HEALTH CARE		953,309
Industrials - 3.7%
Electrical Equipment - 1.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	6,203	363,447
Ningbo Deye Technology Corp A Shares (China)	24,191	293,290
Sieyuan Electric Co Ltd A Shares (China)	6,657	154,214
		810,951
Machinery - 1.8%
Airtac International Group	6,326	256,326
Sany Heavy Industry Co Ltd A Shares (China)	36,539	111,214
Weichai Power Co Ltd H Shares	93,436	392,454
		759,994
TOTAL INDUSTRIALS		1,570,945
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	10,591	90,204
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	3,618	55,537
		145,741
Semiconductors & Semiconductor Equipment - 1.0%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	2,961	103,854
CXMT Corp A Shares	8,435	66,823
Montage Technology Co Ltd A Shares (China)	7,613	230,632
		401,309
Software - 0.1%
Z AI Co Ltd H Shares	369	46,463
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	57,445	210,794
TOTAL INFORMATION TECHNOLOGY		804,307
Materials - 1.4%
Metals & Mining - 1.4%
MMG Ltd (a)	305,840	327,195
Zijin Mining Group Co Ltd H Shares	62,721	265,843
TOTAL MATERIALS		593,038
TOTAL CHINA		11,498,016
GREECE - 0.9%
Financials - 0.9%
Banks - 0.9%
Eurobank SA	23,418	120,170
National Bank of Greece SA	13,585	252,215

TOTAL GREECE		372,385
HONG KONG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Gold International Co Ltd	10,750	162,023
HUNGARY - 0.9%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	2,503	370,394
INDIA - 6.2%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	18,448	381,223
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	1,540	54,850
Hotels, Restaurants & Leisure - 0.4%
MakeMyTrip Ltd (a)	2,539	144,596
TOTAL CONSUMER DISCRETIONARY		199,446
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Reliance Industries Ltd	23,685	324,367
Financials - 2.9%
Banks - 2.6%
Axis Bank Ltd	8,872	114,278
HDFC Bank Ltd/Gift City	54,471	426,718
HDFC Bank Ltd/Gift City ADR	1,250	29,913
ICICI Bank Ltd	28,099	422,415
State Bank of India	11,698	125,932
		1,119,256
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	1,499	41,079
Consumer Finance - 0.2%
Bajaj Finance Ltd	6,599	78,907
TOTAL FINANCIALS		1,239,242
Industrials - 0.9%
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	6,465	266,725
Passenger Airlines - 0.3%
InterGlobe Aviation Ltd (b)(c)	2,350	127,282
TOTAL INDUSTRIALS		394,007
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	8,777	104,290
TOTAL INDIA		2,642,575
INDONESIA - 0.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telkom Indonesia Persero Tbk PT	1,164,865	170,060
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	568,381	199,203
TOTAL INDONESIA		369,263
KOREA (SOUTH) - 17.9%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Kia Corp	1,167	103,958
Consumer Staples - 0.5%
Personal Care Products - 0.5%
APR Corp/Korea	985	215,990
Financials - 2.4%
Banks - 2.1%
KB Financial Group Inc	3,273	378,478
Shinhan Financial Group Co Ltd	5,442	373,263
Woori Financial Group Inc	5,465	124,998
		876,739
Insurance - 0.3%
Hyundai Marine & Fire Insurance Co Ltd (a)	6,105	160,448
TOTAL FINANCIALS		1,037,187
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Samsung Biologics Co Ltd (a)(b)(c)	215	218,554
Industrials - 1.7%
Electrical Equipment - 1.1%
Doosan Enerbility Co Ltd (a)	4,020	182,028
LS Electric Co Ltd	2,235	278,055
		460,083
Industrial Conglomerates - 0.6%
SK Square Co Ltd	409	277,869
TOTAL INDUSTRIALS		737,952
Information Technology - 12.6%
Semiconductors & Semiconductor Equipment - 5.7%
SK Hynix Inc	2,146	2,407,957
Technology Hardware, Storage & Peripherals - 6.9%
Samsung Electronics Co Ltd	16,758	2,881,912
TOTAL INFORMATION TECHNOLOGY		5,289,869
TOTAL KOREA (SOUTH)		7,603,510
MALAYSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
CIMB Group Holdings Bhd	20,045	38,711
MEXICO - 1.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	96,538	123,017
Consumer Staples - 0.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	362	46,332
Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	20,679	239,487
Regional SAB de CV	6,508	53,441
TOTAL FINANCIALS		292,928
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	16,076	190,018
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV ADR	3,126	107,816
TOTAL MEXICO		760,111
PERU - 0.9%
Financials - 0.9%
Banks - 0.9%
Credicorp Ltd	1,005	402,583
PHILIPPINES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
International Container Terminal Services Inc	28,852	453,060
POLAND - 2.0%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Allegro.eu SA (a)(b)(c)	17,682	212,928
Financials - 0.8%
Banks - 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	10,669	319,643
Industrials - 0.8%
Professional Services - 0.8%
Benefit Systems SA (a)	229	331,027
TOTAL POLAND		863,598
SAUDI ARABIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	12,774	212,758
Saudi National Bank/The	9,423	98,358

TOTAL SAUDI ARABIA		311,116
SINGAPORE - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Sea Ltd Class A ADR (a)	2,410	257,243
SOUTH AFRICA - 2.4%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	4,620	242,747
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	5,969	103,819
Financials - 1.2%
Banks - 0.8%
Capitec Bank Holdings Ltd	698	199,304
Standard Bank Group Ltd	5,945	118,377
		317,681
Financial Services - 0.4%
FirstRand Ltd	27,175	162,522
TOTAL FINANCIALS		480,203
Materials - 0.4%
Chemicals - 0.4%
Sasol Ltd (a)	14,544	172,352
TOTAL SOUTH AFRICA		999,121
TAIWAN - 23.3%
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	55,763	66,539
Industrials - 1.5%
Electrical Equipment - 1.5%
Bizlink Holding Inc	9,917	631,701
Information Technology - 21.6%
Communications Equipment - 0.2%
Accton Technology Corp	1,127	73,083
Electronic Equipment, Instruments & Components - 3.5%
Chroma ATE Inc	433	27,216
Delta Electronics Inc	13,382	658,668
Elite Material Co Ltd	3,132	449,816
Hon Hai Precision Industry Co Ltd	29,004	221,607
Unimicron Technology Corp	6,329	148,566
		1,505,873
Semiconductors & Semiconductor Equipment - 17.3%
ASE Technology Holding Co Ltd	34,679	592,055
eMemory Technology Inc	1,289	96,891
MediaTek Inc	7,774	828,531
Phoenix Silicon International Corp	10,458	77,597
Taiwan Semiconductor Manufacturing Co Ltd	74,382	5,504,240
Topco Scientific Co Ltd	10,636	162,423
WinWay Technology Co Ltd	536	94,123
		7,355,860
Technology Hardware, Storage & Peripherals - 0.6%
Wiwynn Corp	1,553	252,958
TOTAL INFORMATION TECHNOLOGY		9,187,774
TOTAL TAIWAN		9,886,014
THAILAND - 0.9%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	22,024	160,605
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	8,686	48,672
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Airports of Thailand PCL	92,858	176,259
TOTAL THAILAND		385,536
TURKEY - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	32,225	232,098
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	10,324	64,201
TOTAL TURKEY		296,299
UNITED ARAB EMIRATES - 0.9%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	46,573	73,796
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Commercial Bank PJSC	56,132	229,235
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	38,728	78,342
TOTAL UNITED ARAB EMIRATES		381,373
UNITED STATES - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd H Shares (a)	8,535	211,133
TOTAL COMMON STOCKS (Cost $33,719,749)		40,407,728

International Equity Funds - 3.2%
	Shares	Value ($)
iShares ESG Aware MSCI EM ETF (Cost $1,388,519)	26,515	1,366,052

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,554,803)	3.69	1,554,520	1,554,831

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $36,663,071)	43,328,611
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(860,275)
NET ASSETS - 100.0%	42,468,336

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,797,205 or 4.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,797,205 or 4.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	814,548	16,916,219	16,175,962	32,386	(2)	28	1,554,831	1,554,520
	814,548	16,916,219	16,175,962	32,386	(2)	28	1,554,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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